Organization and Principal Activities	12 Months Ended
Mar. 31, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

Mint Incorporation Limited (the “Company”) was incorporated in the British Virgin Islands (“BVI”) on October 18, 2023 as an investment holding company. The Company is a holding company and does not conduct active business operations directly; its business is carried on through its subsidiaries.

The Company wholly owns CKL Holding Limited (“CKL”) an investment holding company that was incorporated in the BVI on October 27, 2023. The primary purpose of CKL is to hold Matter International Limited (formerly known as Matter Interiors Limited) (“MIL”).

Axonex AI Limited (“Axonex AI”) was incorporated on March 5, 2025, as a BVI business company with limited liability under the name Aspiration Group Limited. It was renamed Axonex AI Limited on June 24, 2026. It serves as an intermediate investment holding company within the Group’s structure and has no active operations of its own.

Aspiration X Limited was incorporated on October 3, 2025, as a BVI business company with limited liability. It serves as an intermediate investment holding company and is the vehicle through which the Group pursues its robotics and physical AI partnerships.

MIL was incorporated and domiciled in Hong Kong SAR (“HKSAR”) on November 16, 2018, as a limited company under the laws of Hong Kong. It is the Group’s principal interior design and fit-out operating subsidiary and is held indirectly through CKL. On September 15, 2025, Matter Interiors Limited changed its name to Matter International Limited.

Axonex Intelligence Limited (“Axonex Intelligence”) was incorporated on January 10, 2025, as a limited company under the laws of Hong Kong under the name Smartland Capital Limited. It was renamed Axonex Intelligence Limited on August 6, 2025 and transferred into the Group as an indirect wholly owned subsidiary through Axonex AI on August 7, 2025, for administrative purposes and nominal consideration,. Axonex Intelligence is engaged in the provision of smart facility management solutions integrating robotics, IoT, and AI technologies, serving enterprises, real estate operators, shopping centers, and government agencies in Hong Kong and across the Asia Pacific region.

Grand Engineering and Construction Limited (“GEC”) was incorporated on February 10, 2025, as a limited company under the laws of Hong Kong. It was transferred into the Group as an indirect wholly owned subsidiary through CKL on August 7, 2025, for administrative purposes and nominal consideration. Grand Engineering is engaged in the provision of building works and related construction services in Hong Kong.

Axonex Intelligence Pte. Ltd. was incorporated on October 24, 2025, as a private company limited by shares under the laws of Singapore. It is an indirect wholly owned subsidiary of the Company through Axonex AI and is engaged in software and application development.

Axonex Robotics Limited (“Axonex Robotics”) was incorporated on October 30, 2025, as a limited company under the laws of Hong Kong. The Company indirectly holds 60% of its issued share capital through Axonex Intelligence, with the remaining 40% held by AIMO (HK) Limited, an independent Hong Kong-based robotics company. Axonex Robotics is engaged in robotics design.

Spark Interiors Limited (“Spark”) was incorporated on December 23, 2025, as a limited company under the laws of Hong Kong. It is an indirect wholly owned subsidiary of the Company through CKL and is engaged in the provision of interior design and fit-out services with a focus on residential customers.

Axonex Automation Limited (“Axonex Automation”) was incorporated on March 3, 2026, as a limited company under the laws of Hong Kong. It is an indirect wholly owned subsidiary of the Company through Axonex Intelligence and is engaged in the provision of commercialization and overseas expansion of digital twin and drone flight control technologies.

Interior design and fit out service

The Company, through its indirectly wholly-owned subsidiaries, MIL,GEC & Spark, is an interior design and fit out service provider based in HKSAR, providing design, fit out services for residential and non-residential buildings. The design service includes provision of conceptualized design with layout plans and detailed design drawings. Fit out works include installing materials to cover floors or walls, installing or constructing partition walls, windows, furniture or fixtures and installing other systems such as plumbing or electrical wiring.

Robotics and AI Solutions

The Company’s AI & Robotics Solutions segment is conducted principally through Axonex Intelligence and Axonex Automation, together with several partially owned joint venture entities, Axonex Robotics.

Particulars of the Company’s subsidiaries are as follows:

Name	Place of incorporation	Ownership %	Principal activity
CKL Holdings Limited	BVI	100%	Investment Holding
Matter International Limited	Hong Kong	100%	Interior Design and fit-out services
Axonex Intelligence Limited	Hong Kong	100%	Smart facility management
Grand Engineering and Construction Limited	Hong Kong	100%	Engineering work
Axonex AI Limited	BVI	100%	Investment Holding
Aspiration X Limited	BVI	100%	Investment Holding
Axonex Intelligence Pte. Ltd.	Singapore	100%	Software and application development
Axonex Robotics Limited	Hong Kong	60%	Sale of Robotics products
Spark Interiors Limited	Hong Kong	100%	Interior Design and fit-out services
Axonex Automation Limited	Hong Kong	100%	Not yet commence business

The following is an organization chart of the Company and its subsidiaries:

Group reorganization

Pursuant to a group reorganization (the “group reorganization”) to rationalize the structure of the Company and its subsidiary companies (herein collectively referred to as the “Group”) in preparation for the listing of our shares, the Company becomes the holding company of the Group on November 29, 2023. As the Group were under same control of the shareholders and their entire equity interests were also ultimately held by the shareholders immediately prior to the group reorganization, the consolidated statements of income and comprehensive income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows are prepared as if the current group structure had been in existence throughout the beginning of the three-year period ended March 31, 2026, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period.

The consolidated balance sheets as of March 31, 2026 and 2025 present the assets and liabilities of the aforementioned companies now comprising the Group which had been incorporated/established as of the relevant balance sheet date as if the current group structure had been in existence at those dates based on the same control aforementioned. The Company eliminates all significant intercompany balances and transactions in its consolidated financial statements.

The movement in the Company’s authorized share capital and the number of ordinary shares outstanding and issued in the Company are also detailed in the Note 13. The ordinary shares of the Company are presented on a retroactive basis to reflect the share subdivision completed on August 19, 2024 and reverse stock split on May 6, 2026.